PROMISSORY NOTES PAYABLE	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
PROMISSORY NOTES PAYABLE	NOTE 6 – PROMISSORY NOTES PAYABLE As of March 31, 2022 and December 31, 2021, we had two unsecured 8% notes payable amounting to $12,171 that mature in June 2023.